Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2016	May 02, 2015	May 03, 2014
Net income (loss)	$ (24,446)	$ 36,596	$ (47,268)
Other comprehensive income (loss), net of tax:
(Increase) decrease in minimum pension liability (net of deferred tax benefit (expense) of $(2,188), $4,603 and $(3,001), respectively)	3,662	(9,370)	4,919
Pension reclassification (net of deferred tax benefit (expense) of $(7,780), $(2,707) and $0, respectively) (see Note 11)	13,022	4,610
Total comprehensive income (loss)	$ (7,762)	$ 31,836	$ (42,349)